NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic Net Income Per Share and Diluted Net Income Per Share

Basic net income per share and diluted net income per share have been calculated as follows:

	2010	2011	2012
Numerator:
Net income (loss) attributable to Charm Communications Inc.	37,967	46,147	(4,705)
Accretion of Series A convertible redeemable preferred shares	(1,215)	—	—
Undistributed earnings allocated to preferred shareholders	(658)	—	—

Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	36,094	46,147	(4,705)

Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	70,483,686	78,266,839	77,498,250
Employee stock options (treasury effect)	2,992,215	3,846,926	—

Number of ordinary shares outstanding used in computing diluted net income (loss) per share	73,475,901	82,113,765	77,498,250

Net income (loss) per share—basic	0.51	0.59	(0.06)
Net income (loss) per share—diluted	0.49	0.56	(0.06)